Annual Total Returns[BarChart] - SA JPMorgan Mid-Cap Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.91%)	16.04%	42.44%	11.26%	2.98%	0.21%	29.63%	(4.88%)	39.58%	48.54%